Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000102816
Eaton Vance Atlanta Capital SMID-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

Supplement to Prospectus dated February 1, 2020

Effective September 30, 2020:

1.    Shares of Eaton Vance Atlanta Capital SMID-Cap Fund will be available for purchase by new investors.

2.    The following first paragraph in “Fund Summaries – Eaton Vance Atlanta Capital SMID-Cap Fund” is removed in its entirety:

The Fund has discontinued all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions and those who received Fund shares in connection with a reorganization); (2) qualified retirement plans that selected the Fund prior to April 13, 2018; or (3) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee); and (b) that selected the Fund prior to the close of business on January 15, 2013. Sales of Fund shares may be further restricted or reopened in the future.

3.    The following first sentence in the first paragraph under “Purchase and Sale of Fund Shares” in “Fund Summaries – Eaton Vance Atlanta Capital SMID-Cap Fund” is removed:

Shares of the Fund are currently not available for sale to new investors, subject to certain exceptions.

August 25, 2020	36391 08.25.20